FEDERATED AGGRESSIVE GROWTH  FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

(A PORTFOLIO OF FEDERATED EQUITY FUNDS)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1999

     Please add the following as the second paragraph on page 15 of the prospectus under the section entitled THE FUND'S PORTFOLIO MANAGERS ARE:

     "James E. Grefenstette has been the Fund's Portfolio Manager since June of 2000. He is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996, Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University."

Keith J. Sabol and Aash M. Shah remain as Portfolio Managers to the Fund.



                                                June 30, 2000




Cusip 314172875
Cusip 314172867
Cusip 314172859
G0192501A (6/00)





FEDERATED SMALL CAP STRATEGIES FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
(A PORTFOLIO OF FEDERATED EQUITY FUNDS)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1999

Please add the following as the second paragraph on page 15 of the prospectus under the section entitled THE FUND'S PORTFOLIO MANAGERS ARE:

     "James E. Grefenstette has been the Fund's Portfolio Manager since June of 2000. He is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996, Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University."

     Aash M. Shah, Grant K. McKay, and Bernard J. Picchi remain as Portfolio Managers to the Fund.



                                                June 30, 2000





Cusip 314172404
Cusip 314172503
Cusip 314172602

G0122809 (6/00)